Subsequent events (Details) - shares			12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Annual increase in shares authorized, percentage			4.00%
Number of additional shares authorized for issuance under plan (in shares)		3,604,871
Subsequent Event
Subsequent Event [Line Items]
Number of additional shares authorized for issuance under plan (in shares)	3,604,871